4. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details Abstract
Cash and banks	R$ 93,960	R$ 40,283
Unrestrictedly available financial investments:
CDB/Repurchases	981,570	2,920,435
Total cash and cash equivalents	R$ 1,075,530	R$ 2,960,718	R$ 5,128,186	R$ 6,100,403